Provision for de-characterization of dam structures and asset retirement obligations (Details) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,060
Disbursements	(121)
Translation adjustment	(371)
Balance at the ending	2,412
De Characterization Of Upstream Dams [Member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,451
Revision to estimates	(131)
Disbursements	(251)
Present value valuation	91
Translation adjustment	(422)
Balance at the ending	$ 2,738